Intangible Assets - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Amortization - intangible assets	$ 160	$ 153
Amortization expense, next twelve months	111
Amortization expense, year two	111
Amortization expense, year three	111
Amortization expense, year four	111
Amortization expense, year five	111
Land, transmission and water rights
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Cost not subject to amortization	$ 124	$ 123